Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

Note 6 - Property, Plant and Equipment, Net

	December 31,
	2014	2013

	U.S. Dollars

Cost:
Land	863	863
Building	10,286	10,245
Machinery and equipment	5,943	6,504
Office furniture and equipment	1,202	1,202
Computer equipment and software	4,602	4,566
Automobiles	65	65
Leasehold improvements	1,057	1,048

	24,018	24,493
Less accumulated depreciation	10,993	10,012

	13,025	14,481

Depreciation expenses for the years ended December 31, 2014, 2013 and 2012 amounted to $1,937, $2,166, and $1,640, respectively.

In accordance with agreements signed in August 2010 and August 2011 with Bank Leumi L'Israel and in August 2011 with Bank Mizrahi, a lien has been placed on the Company's facility in Israel. See Note 13(D) and Note 13(E).